Equity (Details)		12 Months Ended
	Nov. 13, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 € / shares	Feb. 15, 2023 $ / shares shares
Equity [Line Items]
Ordinary shares authorized (in Shares) | shares		45,000,000
Vote per share		one
Per share | $ / shares						$ 6.85
Ordinary shares at market prices			3.00%
Ordinary shares issued (in Shares) | shares						300,000
Net proceeds		$ 1,894,742	$ 23,900,000
Purchase of ordinary shares	$ 5,000,000
Offering costs	4,499,555
Ordinary restricted shares (in Shares) | shares		1,259,019	73,000
Ordinary shares issued for services		$ 547,840	$ 906,920
Convertible promissory note		250,000
Intangible assets		2,055,000
Conversion of debt		3,500,000
Ordinary share issued (in Shares) | shares			1,725,000
Gross proceeds			$ 25,900,000
Cash exercise warrant			$ 382,500
Assigned value	$ 0
Intrinsic value of the warrants		$ 0
Stock options granted		417,500	894,500	1,504,650
Stock options		$ 1,407,766	$ 6,494,112	$ 13,968,627
Share-based compensation		3,207,789	8,917,237	$ 6,430,158
Unamortized expense		3,315,321	$ 5,115,344
Intrinsic value of the stock options		$ 0
Stock Option [Member]
Equity [Line Items]
Ordinary shares issued (in Shares) | shares		875,000	500,000	2,300,000
Intangible assets other than goodwill [member]
Equity [Line Items]
Ordinary shares issued (in Shares) | shares		300,000
Warrants [member]
Equity [Line Items]
Per share | $ / shares	$ 1.2
Ordinary shares issued (in Shares) | shares	4,166,667	305,771	821,456	3,755,000
Underwriting warrants (in Shares) | shares				161,000
Underwriting warrant in amount				$ 754,286
Exercise or strike price (in Dollars per share) | $ / shares				$ 3
Dividend rate				0.00%
Warrants [member] | Bottom of range [member]
Equity [Line Items]
Expiration term				2 years
Risk-free interest rate				0.16%
Stock price at time of issuance (in Dollars per share) | $ / shares				$ 0.283
Volatility				75.00%
Warrants [member] | Top of range [member]
Equity [Line Items]
Expiration term				5 years
Risk-free interest rate				1.08%
Stock price at time of issuance (in Dollars per share) | $ / shares				$ 1.602
Volatility				95.00%
Issued capital [member]
Equity [Line Items]
Per share | € / shares					€ 0.01
Controlled Equity Offering [Member]
Equity [Line Items]
Per share | $ / shares	$ 1.2	$ 6.16
Ordinary shares issued (in Shares) | shares		307,365
November 2023 Financing [Member]
Equity [Line Items]
Per share | $ / shares	$ 1.2
Ordinary shares issued (in Shares) | shares	4,166,667
Ordinary restricted shares (in Shares) | shares		142,775
November 2023 Financing [Member] | Warrants [member]
Equity [Line Items]
Per share | $ / shares	$ 1.2
Ordinary shares issued (in Shares) | shares	4,166,667
November 2023 Financing [Member] | Loan commitments [member]
Equity [Line Items]
Ordinary shares issued (in Shares) | shares		54,428